Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Outstanding Balance	$ 5,021	$ 3,314
Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	1.03%	1.46%
Fees to maintain the secured financing facility	12.5	1.4
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding Balance	200	0
Commercial Paper [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	0.19%	0.00%
Other Short Term Borrowings [Member]
Short-term Debt [Line Items]
Outstanding Balance	4,821	3,314
Other Short Term Borrowings [Member] | Bank Overdrafts [Member]
Short-term Debt [Line Items]
Outstanding Balance	$ 489	$ 615
Other Short Term Borrowings [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	1.08%	1.46%